Covered Assets and Indemnification Asset (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Changes in the allowance for loan losses
Balance, beginning of period				$ 3,409			$ 3,409
Provision charged to operations	2,206	10,658	11,289	13,005	3,800		37,158	3,800
Balance, end of period	33,241				3,409	33,241	33,241	3,409
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	3,514,646				3,152,396	3,514,646	3,514,646	3,152,396
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	33,241				3,409	33,241	33,241	3,409
Activity in covered OREO
Balance, beginning of period						135,187
Additions to covered OREO						19,185
Dispositions of covered OREO						(11,539)
Balance, end of period	142,833					142,833	142,833
Activity in the FDIC Indemnification Asset
Balance, beginning of period						185,680
FDIC Indemnification Asset accretion (amortization)						1,699
Transfers to due from FDIC and other						912
Balance, end of period	188,291					188,291	188,291
Covered loans
Changes in the allowance for loan losses
Provision charged to operations						1,065
Loans charged off						(4)
Balance, end of period	1,061					1,061	1,061
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	277,213					277,213	277,213
Total loans	1,006,369					1,006,369	1,006,369
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	179					179	179
Total loans	1,061					1,061	1,061
Covered loans | Commercial and Industrial
Changes in the allowance for loan losses
Provision charged to operations						1,057
Loans charged off						(4)
Balance, end of period	1,053					1,053	1,053
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	28,533					28,533	28,533
Total loans	66,943					66,943	66,943
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	171					171	171
Total loans	1,053					1,053	1,053
Covered loans | Real estate
Changes in the allowance for loan losses
Provision charged to operations						8
Balance, end of period	8					8	8
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	223,304					223,304	223,304
Total loans	787,982					787,982	787,982
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	8					8	8
Total loans	8					8	8
Covered loans | Construction and Land Development
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	25,376					25,376	25,376
Total loans	151,444					151,444	151,444
Covered loans | PCI loans
Changes in the allowance for loan losses
Balance, end of period	882					882	882
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	729,156					729,156	729,156
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	882					882	882
Covered loans | PCI loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, end of period	882					882	882
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	38,410					38,410	38,410
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	882					882	882
Covered loans | PCI loans | Real estate
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	564,678					564,678	564,678
Covered loans | PCI loans | Construction and Land Development
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	$ 126,068					$ 126,068	$ 126,068